Deposits (Tables)	12 Months Ended
Dec. 31, 2019
Deposits
	2019				2018
end of	Switzer- land	Foreign	Total		Switzer- land	Foreign	Total
Deposits (CHF million)
Non-interest-bearing demand deposits	2,665	1,745	4,410		2,713	1,981	4,694
Interest-bearing demand deposits	119,193	30,747	149,940		126,416	28,010	154,426
Savings deposits	64,304	46	64,350		63,924	48	63,972
Time deposits	27,847	155,145	182,992	[1]	32,347	125,044	157,391	[1]
Total deposits	214,009	187,683	401,692	[2]	225,400	155,083	380,483	[2]
of which due to banks	–	–	16,742		–	–	15,220
of which customer deposits	–	–	384,950		–	–	365,263
The designation of deposits in Switzerland versus foreign deposits is based upon the location of the office where the deposit is recorded.
1
Included CHF 182,377 million and CHF 157,252 million as of December 31, 2019 and 2018, respectively, of the Swiss franc equivalent of individual time deposits greater than USD 100,000 in Switzerland and foreign offices.

2 Not included as of December 31, 2019 and 2018 were CHF 116 million and CHF 137 million, respectively, of overdrawn deposits reclassified as loans.